UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21902

Cohen & Steers Institutional Global Realty Shares, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2007

Item 1. Schedule of Investments

COHEN & STEERS INSTITUTIONAL GLOBAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

September 30, 2007 (Unaudited)

	Number of Shares	Value

COMMON STOCK 98.2%
AUSTRALIA 6.0%
DIVERSIFIED 2.6%
GPT Group	795,550	$3,600,250
Mirvac Group	277,265	1,340,870
Stockland	249,575	1,993,143
		6,934,263
INDUSTRIAL 0.5%
Macquarie Goodman Group	227,859	1,397,138

OFFICE 1.1%
Commonwealth Property Office Fund	1,330,738	1,966,082
Tishman Speyer Office Fund	568,955	1,110,697
		3,076,779
SHOPPING CENTER 1.8%
CFS Gandel Retail Trust	954,258	2,023,758
Westfield Group	144,208	2,776,797
		4,800,555
TOTAL AUSTRALIA		16,208,735

AUSTRIA 0.5%
DIVERSIFIED
CA Immobilien Anlagen AG(a)	47,202	1,251,250

CANADA 2.4%
OFFICE
Brookfield Properties Corp.	253,455	6,311,029

FINLAND 1.0%
DIVERSIFIED 0.5%
Citycon Oyj	198,815	1,267,246

OFFICE 0.5%
Sponda Oyj	106,276	1,477,556
		2,744,802

	Number of Shares	Value

FRANCE 5.8%
DIVERSIFIED
Fonciere des Regions	13,381	$1,960,726
Societe Immobiliere de Location pour L’Industrie et le Commerce (Silic)	8,198	1,377,893
Unibail-Rodamco	47,680	12,273,075
		15,611,694
GERMANY 0.8%
DIVERSIFIED 0.0%
IVG Immobilien AG	1,088	40,554

OFFICE 0.8%
Alstria Office AG(a)	67,582	1,252,791
Eurocastle Investment Ltd.	27,310	945,139
		2,197,930
TOTAL GERMANY		2,238,484

HONG KONG 11.1%
DIVERSIFIED 7.2%
Cheung Kong Holdings Ltd.	29,319	482,751
Great Eagle Holdings Ltd.	1,016,389	3,856,966
Henderson Land Development Company Ltd.	329,441	2,612,610
Hysan Development Company Ltd.	974,735	2,702,077
Kerry Properties Ltd.	164,221	1,265,375
Sino Land Co., Ltd.	397,452	988,792
Sino-Ocean Land Holdings Ltd.(a)	151,034	213,713
Sun Hung Kai Properties Ltd.	291,834	4,917,802
Wharf Holdings Ltd.	479,091	2,360,373
		19,400,459
HOTEL 1.5%
Shangri-La Asia Ltd.	1,192,972	4,020,642

	Number of Shares	Value

OFFICE 2.4%
Hongkong Land Holdings Ltd. (USD)	1,401,000	$6,332,520
TOTAL HONG KONG		29,753,621

ITALY 1.0%
OFFICE
Beni Stabili S.p.A.	2,130,136	2,669,933

JAPAN 15.0%
DIVERSIFIED 2.0%
Heiwa Real Estate Co., Ltd.	240,000	1,658,991
Kenedix Realty Investment Corp.	220	1,532,233
Tokyo Tatemono Co., Ltd.	175,000	2,231,968
		5,423,192
OFFICE 11.5%
DA Office Investment Corp.	163	1,069,969
Mitsubishi Estate Co., Ltd.	535,000	15,323,641
Mitsui Fudosan Co., Ltd.	500,000	13,885,866
Nomura Real Estate Office Fund	56	585,035
		30,864,511
RESIDENTIAL—APARTMENT 0.1%
New City Residence Investment Corp.	55	301,659

SHOPPING CENTER 1.4%
AEON Mall Co., Ltd.	116,200	3,550,794
TOTAL JAPAN		40,140,156

NETHERLANDS 0.9%
INDUSTRIAL 0.3%
ProLogis European Properties	46,880	792,155

SHOPPING CENTER 0.6%
Corio NV	20,148	1,720,929
TOTAL NETHERLANDS		2,513,084

	Number of Shares	Value

NORWAY 0.6%
OFFICE
Norwegian Property ASA	140,914	$1,698,940

SINGAPORE 0.7%
OFFICE
CapitaCommercial Trust	917,000	1,753,134

SWEDEN 0.9%
DIVERSIFIED
Castellum AB	202,267	2,518,882

UNITED KINGDOM 14.7%
DIVERSIFIED 9.1%
British Land Co., PLC	281,911	6,759,971
Hammerson PLC	139,648	3,348,633
Helical Bar PLC	153,615	1,435,547
Land Securities Group PLC	372,606	12,822,747
		24,366,898
INDUSTRIAL 1.3%
Segro PLC	333,788	3,411,234

OFFICE 4.3%
Derwent London PLC	223,433	7,661,725
Great Portland Estates PLC	324,313	3,964,674
		11,626,399
TOTAL UNITED KINGDOM		39,404,531

UNITED STATES 36.8%
DIVERSIFIED 2.0%
Vornado Realty Trust	49,503	5,413,153

HOTEL 4.0%
Host Hotels & Resorts	228,843	5,135,237
LaSalle Hotel Properties	5,843	245,873
Starwood Hotels & Resorts Worldwide	86,992	5,284,764
		10,665,874

	Number of Shares	Value

INDUSTRIAL 1.7%
ProLogis	70,142	$4,653,922

OFFICE 9.3%
BioMed Realty Trust	101,910	2,456,031
Boston Properties	62,226	6,465,281
Forest City Enterprises	66,006	3,640,891
Kilroy Realty Corp.	42,803	2,595,146
Mack-Cali Realty Corp.	42,878	1,762,286
Maguire Properties	38,740	1,000,654
SL Green Realty Corp.	60,060	7,013,206
		24,933,495
OFFICE/INDUSTRIAL 0.7%
Liberty Property Trust	42,441	1,706,553

RESIDENTIAL—APARTMENT 7.5%
Apartment Investment & Management Co.	30,126	1,359,587
AvalonBay Communities	38,406	4,534,212
BRE Properties	68,652	3,839,706
Equity Residential	151,369	6,411,991
Essex Property Trust	16,762	1,970,708
UDR	84,114	2,045,653
		20,161,857
SELF STORAGE 2.9%
Public Storage	97,150	7,640,848

SHOPPING CENTER 8.7%
COMMUNITY CENTER 3.6%
Developers Diversified Realty Corp.	54,999	3,072,794
Federal Realty Investment Trust	59,245	5,249,107
Regency Centers Corp.	17,529	1,345,351
		9,667,252
REGIONAL MALL 5.1%
General Growth Properties	34,638	1,857,289
Macerich Co.	91,265	7,992,989

		Number of Shares	Value

Simon Property Group		38,849	$3,884,900
			13,735,178
TOTAL SHOPPING CENTER			23,402,430
TOTAL UNITED STATES			98,578,132

TOTAL COMMON STOCK (Identified cost—$261,093,774)			263,396,407

		Principal Amount

COMMERCIAL PAPER 1.9%
San Paolo U.S. Finance Co., 4.15%, due 10/1/07 (Identified cost—$4,994,000)		$4,994,000	4,994,000

TOTAL INVESTMENTS (Identified cost—$266,087,774)	100.1%		268,390,407

LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)%		(165,597)

NET ASSETS (Equivalent to $29.20 per share based on 9,185,142 shares of capital stock outstanding)	100.0%		$268,224,810

Glossary of Portfolio Abbreviation

USD	United States Dollar

Note: Percentages indicated are based on the net assets of the fund.

(a) Non-income producing security.

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange (NYSE) but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the National Quotation Bureau, or such other comparable sources as the Board of Directors deems appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Securities for which market prices are unavailable, or securities for which the advisor determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets. In particular, portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of trading on the NYSE on the day the securities are being valued, developments occur that are expected to materially affect the value of such securities, such values may be adjusted to reflect the estimated fair value of such securities as of the close of trading on the NYSE using a pricing service and/or procedures approved by the fund’s Board of Directors.

The fund’s use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

Note 2. Income Tax Information

As of September 30, 2007, the federal tax cost and net unrealized appreciation were as follows:

Cost for federal income tax purposes	$266,087,774

Gross unrealized appreciation	$14,344,892
Gross unrealized depreciation	(12,042,259)
Net unrealized appreciation	$2,302,633

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INSTITUTIONAL GLOBAL REALTY SHARES, INC.

By:	/s/ Adam M. Derechin

Name: Adam M. Derechin

Title: President

Date: November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and principal		Title: Treasurer and principal
	executive officer		financial officer

Date: November 29, 2007